Expense Example - Class A Class C and Institutional Class - SP SmallCap 600 Pure Growth Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	628	950	1,295	2,264	336	727	1,245	2,666